Organization and Summary of Significant Accounting Policies - Additional Information (Detail)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) Subsidiary shares	Dec. 31, 2018 USD ($)	Apr. 01, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Accumulated deficit	$ (99,748,000)		$ (99,748,000)		$ (72,782,000)
Cash and cash equivalents	259,484,000		259,484,000		$ 9,017,000
Gross proceeds from the issuance of preferred shares			36,228,000	$ 2,601,000
Impairment charges recognized	$ 0	$ 0	$ 0	$ 0
Predecessor Company
Summary Of Significant Accounting Policies [Line Items]
Number of indirect subsidiaries | Subsidiary					2
Accumulated deficit					$ (72,782,000)	$ (53,539,000)
Cash and cash equivalents					9,017,000	8,262,000
Gross proceeds from the issuance of preferred shares					5,917,000
Impairment charges recognized					$ 0	$ 0
Pro forma basic and diluted net loss per share, shares and dividend into ordinary shares adjustment | shares					11,253,839
Predecessor Company | Series C Convertible Preferred Stock
Summary Of Significant Accounting Policies [Line Items]
Gross proceeds from the issuance of preferred shares					$ 105,000,000